Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Valley Forge Funds
Entity Central Index Key	0000889519
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000235057
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Global Positive Impact Stock Fund
Class Name	Investor Shares
Trading Symbol	VBPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Baillie Gifford Global Positive Impact Stock Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund posted a positive return but substantially underperformed its benchmark, the MSCI All Country World Index Net.

  Overall, the global economy continued to expand, and consumer price inflation trended lower. That supportive backdrop set the stage for some Western central banks to begin cutting short-term interest rates this past summer. Volatility picked up toward year-end, but global stocks posted strong gains for 2024, with U.S. stocks faring even better.

  The Fund seeks high-quality growth companies through a concentrated portfolio, so a handful of stocks can make an outsized impact on returns. Some of the Fund’s health care stocks (the Fund’s second-largest sector weighting) saw steep price declines during the year, which led to the sector's becoming the largest detractor from absolute and relative performance. Information technology stocks (the Fund’s largest sector weighting) contributed the most to the Fund’s absolute performance.

  Since its inception on December 14, 2017, the Fund has outperformed its benchmark by a comfortable margin.

Line Graph [Table Text Block]
	Investor Shares	MSCI All Country World Index Net
12/14/17	$10,000	$10,000
3/31/18	$10,890	$10,059
6/30/18	$11,180	$10,112
9/30/18	$12,070	$10,545
12/31/18	$10,100	$9,200
3/31/19	$11,080	$10,320
6/30/19	$11,300	$10,693
9/30/19	$11,170	$10,690
12/31/19	$13,180	$11,647
3/31/20	$12,076	$9,159
6/30/20	$16,924	$10,919
9/30/20	$20,497	$11,807
12/31/20	$24,815	$13,540
3/31/21	$25,232	$14,159
6/30/21	$27,996	$15,206
9/30/21	$28,820	$15,046
12/31/21	$27,084	$16,050
3/31/22	$23,615	$15,190
6/30/22	$17,300	$12,811
9/30/22	$16,505	$11,937
12/31/22	$18,891	$13,103
3/31/23	$20,882	$14,060
6/30/23	$21,417	$14,929
9/30/23	$19,126	$14,421
12/31/23	$21,775	$16,012
3/31/24	$22,148	$17,324
6/30/24	$21,763	$17,821
9/30/24	$22,649	$19,000
12/31/24	$22,403	$18,812

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 12/14/17
Investor Shares	2.89%	11.19%	12.13%
MSCI All Country World Index Net	17.49%	10.06%	9.38%

AssetsNet	$ 215,000,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,067,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$215
Number of Portfolio Holdings	37
Portfolio Turnover Rate	30%
Total Investment Advisory Fees (in thousands)	$1,067

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Asia	20.5%
Europe	14.7%
North America	61.1%
South America	2.8%
Other Assets and Liabilities—Net	0.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature